PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation Expenses	¥ 7,718	¥ 15,985	¥ 21,054
Impairment Charges	0	0	¥ 0
Construction in Progress [Member]
Balances Of Construction In Progress	¥ 163,696	¥ 245
Office Building [Member] | Series of Individually Immaterial Asset Acquisitions [Member]
Percentage of consideration paid for asset acquisition	50.00%	50.00%
Asset acquisition consideration amount	¥ 80,732	¥ 81,125